INVESTMENT IN AN AFFILIATED COMPANY	12 Months Ended
Dec. 31, 2011
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
NOTE 5:-	INVESTMENT IN AN AFFILIATED COMPANY

As of December 31, 2010 and 2011, the Company owned 25.61% and 26.56% of MailVision's outstanding share capital, respectively.

In November 2010, the Company converted $588 of convertible loans made to MailVision into equity and its holding increased to 25.61%.

In June 2011, the Company converted $ 74 of convertible loans made to MailVision into equity and its holding increased to 26.56%.

	December 31,
	2010	2011

Invested in equity	$1,581	$1,655
Loans	74	211
Accumulated net loss	(338)	(615)

Total investment	$1,317	$1,251

Balances and transactions with MailVision were as follows:

a.	Balances:

	December 31,
	2010	2011

Other receivables and prepaid expenses	$100	$116

b.	Transactions:

	Year ended December 31,
	2009	2010	2011

Amounts charged - cost of revenues	$94	$417	$2,164